ORGANIZATION AND DESCRIPTION OF BUSINESS	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

History and Organization

Epic Stores Corp. (the “Company”) was incorporated under the name “SBOR, Inc.” in the State of Nevada on April 30, 2012. Effective December 20, 2013, the Company completed a merger with its wholly-owned subsidiary, Be At TV, Inc., a Nevada corporation, which was incorporated solely to effect a change in its name. As a result, the Company changed its name from “SBOR, Inc.” to “Be At TV, Inc.”.

On June 24, 2015, the Company entered into, and closed, a share exchange agreement dated June 24, 2015 (the “Exchange Agreement”) among the Company, Epic Stores Corp., a private Nevada company (“Epic Corp.”), and the stockholders of Epic Corp., pursuant to which the Company acquired all of Epic Corp.’s 27,083,493 issued and outstanding shares of common stock from its stockholders in consideration for the issuance of an aggregate of: (i) 19,959,970 shares of the Company’s common stock (on a post-reverse split basis), and (ii) 1,151,857 warrants (on a post-reverse split basis), each of which is exercisable into one share of the Company’s common stock at a price of $1.02 per share until June 24, 2018. As a result of the closing of the Exchange Agreement, Epic Corp. became a wholly-owned subsidiary of the Company. See Note 13 – SUBSEQUENT EVENTS for additional details.

In connection with the closing of the Exchange Agreement, the Company experienced a change of control as four new directors, all of whom were directors of Epic Corp., were appointed to the Company’s board, all of the Company’s prior management resigned and were replaced by management nominated by Epic Corp., and former stockholders of Epic Corp. were issued shares of the Company’s common stock that constituted approximately 58.1% of the Company’s issued and outstanding shares, on an undiluted basis, at the time of closing of the Exchange Agreement. As a result, the Company determined to treat the acquisition of Epic Corp. as a reverse merger and recapitalization for accounting purposes, with Epic Corp. as the acquirer for accounting purposes.

Effective August 18, 2015, the Company completed a merger with its wholly-owned subsidiary, Epic Stores Corp., a Nevada corporation, which was incorporated solely to effect a change in its name. As a result, the Company changed its name from “Be At TV, Inc.” to “Epic Stores Corp.”. This name change was effected to reflect the change in the Company’s business resulting from the closing of the Exchange Agreement.

Also effective August 18, 2015, the Company completed a reverse split of its authorized and issued and outstanding shares of common stock, on the basis of one new share of common stock for each 2.4 shares of authorized, issued and outstanding shares of common stock prior to completion of the reverse split. In accordance with Staff Accouting Bulletin (“SAB”) Topic 4.C of the Securities and Exchange Commission, the equity presentation has been retroactively applied to the presentation of these financial statements. See Note 13 – SUBSEQUENT EVENTS for additional details.

Pursuant to the reverse stock split approved by our Board of Directors, each 2.4 shares of issued and outstanding common stock and warrants, respectively, were combined into and became one share of common stock and no fractional shares were issued. The accompany financial statements and related disclosures give retroactive effect to the reverse stock split for all periods presented. Under Nevada law, because the reverse stock split was approved by the Board of Directors and (i) both the number of authorized shares of the common stock and the number of issued and outstanding shares of common stock were proportionally reduced as a result of the reverse stock split, (ii) the reverse stock split does not adversely affect any other class of stock of the Company and (iii) the Company did not pay money or issue scrip to stockholders who would otherwise be entitled to receive a fractional share as a result of the reverse stock split, stockholder approval was not required.

The Company currently has four wholly-owned subsidiaries, being Epic Stores, LLC, a Nevada limited liability company, Epic Stores 2 LLC, a Nevada limited liability company, Epic Stores III LLC, a Nevada limited company, and Epic Corp, a Nevada corporation. The Company operates its retail stores through its wholly-owned subsidiaries.

Atlas Global LLC (“Atlas”), an Arizona limited liability company, is a supply and logistics company that specializes in sourcing second hand goods. Atlas is controlled by the majority shareholders of Epic Corp. and supplies the majority of its goods to Epic Corp. As a result of the common control and business concentrations as between Atlas and Epic Corp., it is deemed to be a variable interest entity (“VIE”) of the Company.

The Company, each of its subsidiaries and Atlas, a VIE, are collectively referred to herein as the “Company”, unless the context otherwise requires.

Description of Business

The Company is a second hand goods retailer that operates second hand retail stores in the United States. The Company focuses on offering high quality, on-trend second hand clothing, accessories and household products at affordable prices. Additionally, the Company sells used goods that do not meet or exceed its strict quality standards through the wholesale market. The Company maintains executive offices in Phoenix, Arizona.

As of June 30, 2015, the Company had 12 operating stores in four states, being Arizona, Nevada, Colorado and Texas. The Company has one additional location under construction in Texas.

History and Organization

Epic Stores, L.L.C.  ("Epic 1") was incorporated on December 2, 2010 as an Arizona limited liability company.  Epic 1 opened its first store in Phoenix, Arizona in 2011. It then formed a company, Epic Stores 2 LLC ("Epic 2"), a Nevada limited liability company, on September 20, 2011 to open its second retail location in Las Vegas, Nevada. On February 16, 2012, a second company, Epic Stores III LLC ("Epic 3"), a Nevada limited liability company, was formed to open the third retail location in Las Vegas, Nevada. After opening the third store, Epic 1 determined that its growth plans would be more efficiently reached if all the stores were operated under the same limited liability company. As a result, Epic 1 opened three locations in 2013 and five additional locations in 2014. Effective January 1, 2015, the sole member of each of Epic 2 and Epic 3 assigned all of its membership interest in Epic 2 and Epic to Epic 1 pursuant to the terms of an assignment and assumption of membership interests agreement.

On February 11, 2015, Epic Stores LLC ("Epic LLC"), a Nevada limited liability company, was formed. On February 11, 2015, Epic 1 merged with and into Epic LLC, with Epic LLC as the surviving corporation, for the purposes of changing its jurisdiction of formation from Arizona to Nevada. On May 4, 2015, Epic Stores Corp. ("Epic Corp.") was incorporated under the laws of the State of Nevada. Pursuant to a contribution agreement dated May 12, 2015, Epic LLC contributed all of its assets, including all of the membership interests in Epic 2 and Epic 3, to Epic Corp. In accordance with Accounting Standards Codification ("ASC") 505, the equity presentation has been retroactively applied to the presentation of these financial statements. (See Note 12 – SUBSEQUENT EVENTS for additional details.) As of the date of these financial statements, all members' units in Epic LLC have been surrendered in exchange for shares of common stock of Epic Corp.

Atlas Global LLC ("Atlas") was incorporated on October 6, 2011, as an Arizona limited liability company. Atlas is a supply and logistics company which specializes in sourcing second hand goods. Atlas is controlled by the majority shareholders of Epic Corp. and supplies the majority of its goods to Epic Corp. As a result of the common control and business concentrations as between Atlas and Epic Corp., it is deemed to be a variable interest entity of Epic Corp.

Epic Corp., Epic LLC, Epic 2, Epic 3, and Atlas, a variable interest entity, are collectively referred to herein as the "Company", unless the context otherwise requires.

Description of Business

The Company is a second hand goods retailer that operates second hand retail stores in the United States. The Company focuses on offering high quality, on-trend second hand clothing, accessories and household products at affordable prices. Additionally, the Company sells used goods through the wholesale market that do not meet or exceed its strict quality standards. The Company maintains executive offices in Phoenix, Arizona.

As at January 1, 2014, the Company had six operating stores, two in Nevada and four in Arizona. The Company has pursued an aggressive growth strategy and opened four additional locations during 2014. As of December 31, 2014, the Company had 11 stores in operation in three states, Arizona, Nevada and Colorado.

As of the date of this filing, the Company has opened one additional location in Texas. In total, it currently has 12 operating locations and one location under construction.